Note 3 - Property and Equipment, Net	9 Months Ended
Sep. 30, 2020
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
3.	Property and equipment, net

Property and equipment consist of the following:

	December 31,	September 30,
	2019	2020
	$	$
		(Unaudited)
Office equipment	150	170
Laboratory equipment	114	116
Motor vehicles	23	23
Leasehold improvements	103	115
	390	424
Less: accumulated depreciation	(181)	(235)
Property and equipment, net	209	189

Depreciation expenses for the
three
and
nine
months ended
September 30, 2019
were
$21
and
$61,
respectively. Depreciation expenses for the
three
and
nine
months ended
September 30, 2020
were
$22
and
$54,
respectively.